UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2021


                            Scudder Securities Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder 21st Century Growth Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares                Value ($)
                                                                                      -------------------------------------


Common Stocks 97.6%
Consumer Discretionary 21.2%
Hotels Restaurants & Leisure 8.9%
Buffalo Wild Wings, Inc.*                                                                   57,300               1,650,240
LIFE TIME FITNESS, Inc.*                                                                    83,700               1,950,210
P.F. Chang's China Bistro, Inc.*                                                            60,800               3,091,072
RARE Hospitality International, Inc.*                                                      113,900               3,156,169
Shuffle Master, Inc.*                                                                       69,900               2,942,091
                                                                                                               -----------
                                                                                                                12,789,782

Internet & Catalog Retail 1.4%
Sharper Image Corp.*                                                                        96,800               1,981,980
Shopping.com Ltd.*                                                                           3,800                 102,486
                                                                                                               -----------
                                                                                                                 2,084,466

Media 3.1%
Journal Register Co.*                                                                       83,000               1,560,400
Lions Gate Entertainment Corp.*                                                            151,800               1,489,158
Radio One, Inc. "D"*                                                                        96,300               1,414,647
                                                                                                               -----------
                                                                                                                 4,464,205

Specialty Retail 6.5%
Aeropostale, Inc.*                                                                         126,400               3,987,920
Hot Topic, Inc.*                                                                           183,000               3,762,480
New York & Co., Inc.*                                                                       79,800               1,651,860
                                                                                                               -----------
                                                                                                                 9,402,260

Textiles, Apparel & Luxury Goods 1.3%
Gildan Activewear, Inc. "A"*                                                                63,200               1,813,208
                                                                                                               -----------
Consumer Staples 2.4%
Food & Drug Retailing
United Natural Foods, Inc.*                                                                130,400               3,545,576
                                                                                                               -----------
Energy 4.4%
Energy Equipment & Services 0.5%
FMC Technologies, Inc.*                                                                     25,400                 767,842
                                                                                                               -----------
Oil & Gas 3.9%
Southwestern Energy Co.*                                                                    57,900               2,659,926
Western Gas Resources, Inc.                                                                 98,200               2,876,278
                                                                                                               -----------
                                                                                                                 5,536,204

Financials 7.9%
Capital Markets 4.7%
Jefferies Group, Inc.                                                                       87,200               3,499,336
Piper Jaffray Companies, Inc.*                                                              75,200               3,288,496
                                                                                                               -----------
                                                                                                                 6,787,832

Diversified Financial Services 2.5%
Affiliated Managers Group, Inc.*                                                            64,250               3,587,720
                                                                                                               -----------
Insurance 0.7%
Direct General Corp.                                                                        32,400                 955,800
                                                                                                               -----------
Health Care 24.4%
Biotechnology 1.7%
Martek Biosciences Corp.*                                                                   53,700               2,526,907
                                                                                                               -----------
Health Care Equipment & Supplies 6.0%
Advanced Medical Optics, Inc.*                                                              57,900               2,263,890
American Medical Systems Holdings, Inc.*                                                    30,200               1,120,420
Cooper Companies, Inc.                                                                      16,700               1,174,845
Ocular Sciences, Inc.*                                                                      29,800               1,455,730
Wright Medical Group, Inc.*                                                                103,800               2,681,154
                                                                                                               -----------
                                                                                                                 8,696,039

Health Care Providers & Services 12.2%
American Healthways, Inc.*                                                                  83,300               2,513,994
AMERIGROUP Corp.*                                                                           63,900               3,834,000
Beverly Enterprises, Inc.*                                                                 389,500               3,384,755
Centene Corp.*                                                                             103,400               4,904,262
United Surgical Partners International, Inc.*                                               82,600               2,891,826
                                                                                                               -----------
                                                                                                                17,528,837

Pharmaceuticals 4.5%
Able Laboratories, Inc.*                                                                    73,300               1,588,778
Connetics Corp.*                                                                           110,000               2,956,800
United Therapeutics Corp.*                                                                  60,900               1,903,734
                                                                                                               -----------
                                                                                                                 6,449,312

Industrials 9.1%
Airlines 1.6%
SkyWest, Inc.                                                                              134,900               2,304,092
                                                                                                               -----------
Commercial Services & Supplies 1.2%
CoStar Group, Inc.*                                                                         43,400               1,752,058
                                                                                                               -----------
Machinery 1.9%
Bucyrus International, Inc. "A"*                                                            21,900                 657,000
Joy Global, Inc.                                                                            60,900               2,057,811
                                                                                                               -----------
                                                                                                                 2,714,811

Road & Rail 2.0%
Heartland Express, Inc.                                                                    144,739               2,961,360
                                                                                                               -----------
Transportation Infrastructure 2.4%
Overnite Corp.                                                                             105,300               3,407,508
                                                                                                               -----------
Information Technology 26.7%
Communications Equipment 7.0%
Avocent Corp.*                                                                             114,200               4,065,520
CommScope, Inc.*                                                                           127,500               2,296,275
Foundry Networks, Inc.*                                                                    303,900               3,686,307
                                                                                                               -----------
                                                                                                                10,048,102

Electronic Equipment & Instruments 0.2%
Cogent, Inc.*                                                                               16,500                 315,711
                                                                                                               -----------
Internet Software & Services 1.8%
Websense, Inc.*                                                                             65,200               2,645,164
                                                                                                               -----------
IT Consulting & Services 1.4%
CSG Systems International, Inc.*                                                           120,200               2,020,562
                                                                                                               -----------
Semiconductors & Semiconductor Equipment 5.8%
AMIS Holdings, Inc.*                                                                       251,200               3,818,240
Power Integrations, Inc.*                                                                  134,000               2,867,600
Tessera Technologies, Inc.*                                                                 58,600               1,636,698
                                                                                                               -----------
                                                                                                                 8,322,538

Software 10.5%
Altiris, Inc.*                                                                              75,100               2,042,344
Hyperion Solutions Corp.*                                                                   88,800               3,563,544
Kronos, Inc.*                                                                               66,000               3,237,300
Macromedia, Inc.*                                                                          144,900               3,932,586
THQ, Inc.*                                                                                 128,200               2,422,980
                                                                                                               -----------
                                                                                                                15,198,754

Materials 1.5%
Containers & Packaging
Jarden Corp.*                                                                               60,000               2,107,201
                                                                                                               -----------

Total Common Stocks (Cost $119,335,328)                                                                        140,733,851
                                                                                                               -----------
Cash Equivalents 2.3%

Scudder Cash Management QP Trust 1.80% (a)
(Cost $3,347,574)                                                                        3,347,574               3,347,574
                                                                                                               -----------

                                                                                              % of
                                                                                           Net Assets           Value ($)
                                                                                           ----------           ---------

Total Investment Portfolio  (Cost $122,682,902)                                               99.9             144,081,425
Other Assets and Liabilities, Net                                                              0.1                  85,925
                                                                                                               -----------
Net Assets                                                                                   100.0             144,167,350
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder 21st Century Growth Fund


By:                                 /s/Julian Sluyters
                                    -------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder 21st Century Growth Fund

By:                                 /s/Julian Sluyters
                                    -------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    -------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004